Insurance - Reconciliations of Net Incurred And Paid Claims Development to the Liability for Claims and Claim Adjustment Expenses (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance:	$ 112	$ 116	$ 130
Insurance lines other than short-duration	22	20	25
Total gross liability for unpaid claims and claim adjustment expense	154	158	177	$ 70
Credit insurance
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance:	90	96	105
Other short-duration insurance lines
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance:	22	20	25
Reinsurance Recoverable for Paid and Unpaid Claims and Claims Adjustments	$ 20	$ 22	$ 22